Income Tax Expense (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR
Income Taxes [Line Items]
Current income tax expense	$ 514.3		22,905.4		13,656.7		9,312.1
Deferred income tax (benefit) expense	(27.1)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	(1,574.7)	[1]
Income tax expense	$ 487.2	[2]	21,698.3	[2]	12,338.4	[2]	7,737.4	[2]

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.
[2]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.